1
Gabelli SRI Fund, Inc.
Schedule of Investments — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 97 .7%
Automotive — 3 .5%
8,641 Daimler Truck Holding AG ......................... $ 343,974
1,900 Mercedes-Benz Group AG ......................... 131,387
1,700 Toyota Motor Corp. , ADR .......................... 348,449
823,810
Automotive: Parts and Accessories — 0 .8%
1,000 Genuine Parts Co. ..................................... 138,320
1,600 Mobileye Global Inc. , Cl. A † ...................... 44,936
183,256
Beverage — 1 .2%
3,000 Danone SA ............................................... 183,390
1,394 The Coca-Cola Co. .................................... 88,728
272,118
Broadcasting — 1 .5%
6,000 Liberty Media Corp.-Liberty SiriusXM † ...... 132,960
15,000 TEGNA Inc. .............................................. 209,100
342,060
Building and Construction — 2 .6%
8,550 Canfor Corp. † ........................................... 90,684
1,170 Cavco Industries Inc. † .............................. 405,019
1,650 Johnson Controls International plc ............ 109,676
605,379
Business Services — 1 .7%
225 Aon plc , Cl. A ........................................... 66,055
200 Mastercard Inc. , Cl. A ............................... 88,232
500 UL Solutions Inc. , Cl. A ............................. 21,095
5,000 Vestis Corp. ............................................. 61,150
600 Visa Inc. , Cl. A .......................................... 157,482
394,014
Cable and Satellite — 1 .5%
8,900 Comcast Corp. , Cl. A ................................ 348,524
Computer Hardware — 1 .5%
710 Apple Inc. ................................................ 149,540
1,110 International Business Machines Corp. ...... 191,975
341,515
Computer Software and Services — 5 .3%
1,590 Alphabet Inc. , Cl. A ................................... 289,618
180 Cadence Design Systems Inc. † ................. 55,395
2,250 Cisco Systems Inc. ................................... 106,898
2,100 Gen Digital Inc. ......................................... 52,458
5,000 Hewlett Packard Enterprise Co. ................. 105,850
432 Microsoft Corp. ........................................ 193,082
700 Oracle Corp. ............................................. 98,840
280 Palo Alto Networks Inc. † .......................... 94,923
305 Rockwell Automation Inc. ......................... 83,960
355 Salesforce Inc. ......................................... 91,271
510 Snowflake Inc. , Cl. A † ............................... 68,896
Shares
Market
Value
500 Unity Software Inc. † ................................. $ 8,130
1,249,321
Consumer Products — 6 .6%
3,000 Church & Dwight Co. Inc. ......................... 311,040
5,000 Edgewell Personal Care Co. ...................... 200,950
7,190 Sony Group Corp. , ADR ............................ 610,790
4,900 Spectrum Brands Holdings Inc. ................ 421,057
1,543,837
Consumer Services — 0 .6%
7,000 Resideo Technologies Inc. † ...................... 136,920
Diversified Industrial — 3 .2%
9,300 ABB Ltd. , ADR .......................................... 518,103
263 Eaton Corp. plc ......................................... 82,464
5,000 Flex Ltd. † ................................................. 147,450
748,017
Electronics — 0 .4%
175 Thermo Fisher Scientific Inc. ..................... 96,775
Energy and Utilities — 3 .6%
10,900 NextEra Energy Inc. .................................. 771,829
950 Sempra .................................................... 72,257
844,086
Entertainment — 3 .9%
7,000 Atlanta Braves Holdings Inc. , Cl. C † .......... 276,080
1,588 Madison Square Garden Sports Corp. † ..... 298,751
1,175 The Walt Disney Co. ................................. 116,666
18,000 Vivendi SE ................................................ 188,067
2,600 Vivendi SE , ADR ....................................... 27,014
906,578
Environmental Services — 4 .1%
650 Ecolab Inc. ............................................... 154,700
840 Veralto Corp. ............................................ 80,195
2,250 Waste Connections Inc. ............................ 394,560
1,500 Waste Management Inc. ........................... 320,010
949,465
Equipment and Supplies — 1 .5%
10,000 Mueller Water Products Inc. , Cl. A ............. 179,200
204 Parker-Hannifin Corp. ............................... 103,185
250 Valmont Industries Inc. ............................. 68,613
350,998
Financial Services — 24 .2%
20,730 Aegon Ltd. ............................................... 128,054
3,410 Ally Financial Inc. ..................................... 135,275
3,100 American Express Co. ............................... 717,805
2,150 Axis Capital Holdings Ltd. ......................... 151,898
32,700 Banco Bilbao Vizcaya Argentaria SA .......... 327,508
18,500 Barclays plc .............................................. 48,853
1,170 Capital One Financial Corp. ....................... 161,986
4,085 Citigroup Inc. ........................................... 259,234

Gabelli SRI Fund, Inc.
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
27,000 Commerzbank AG .................................... $ 410,169
4,296 Credit Agricole SA .................................... 58,614
42,100 Daiwa Securities Group Inc. ...................... 321,068
507 Diamond Hill Investment Group Inc. .......... 71,360
3,100 First American Financial Corp. ................... 167,245
100 First Citizens BancShares Inc. , Cl. A .......... 168,361
2,150 Flushing Financial Corp. ............................ 28,273
18,200 ING Groep NV .......................................... 311,120
795 Intercontinental Exchange Inc. .................. 108,827
1,900 Janus Henderson Group plc ...................... 64,049
490 KKR & Co. Inc. ......................................... 51,568
3,250 Moelis & Co. , Cl. A ................................... 184,795
875 Morgan Stanley ........................................ 85,041
20,400 NatWest Group plc ................................... 80,406
3,026 NN Group NV ........................................... 140,808
1,540 PayPal Holdings Inc. † ............................... 89,366
1,220 S&P Global Inc. ........................................ 544,120
2,950 Shinhan Financial Group Co. Ltd. , ADR ..... 102,690
1,200 Societe Generale SA ................................. 28,170
19,000 Standard Chartered plc ............................. 171,968
2,750 State Street Corp. ..................................... 203,500
2,450 The Bank of New York Mellon Corp. .......... 146,730
840 The Charles Schwab Corp. ........................ 61,900
4,800 TrustCo Bank Corp. NY ............................. 138,096
5,668,857
Food — 10 .7%
6,000 BellRing Brands Inc. † ............................... 342,840
5,000 Campbell Soup Co. ................................... 225,950
1,010 Lamb Weston Holdings Inc. ...................... 84,921
9,000 Mondelēz International Inc. , Cl. A .............. 588,960
8,250 Nestlé SA ................................................. 842,217
6,000 The Kraft Heinz Co. ................................... 193,320
3,900 Unilever plc , ADR ..................................... 214,461
2,492,669
Health Care — 6 .2%
2,300 AbCellera Biologics Inc. † .......................... 6,808
700 AstraZeneca plc , ADR ............................... 54,593
300 Becton Dickinson & Co. ............................ 70,113
800 Bristol-Myers Squibb Co. .......................... 33,224
85 Eli Lilly & Co. ........................................... 76,957
1,300 Fortrea Holdings Inc. † .............................. 30,342
78 GRAIL Inc. † ............................................. 1,191
1,950 Guardant Health Inc. † ............................... 56,316
325 HCA Healthcare Inc. .................................. 104,416
2,000 Henry Schein Inc. † ................................... 128,200
525 Illumina Inc. † ........................................... 54,800
1,015 Merck & Co. Inc. ...................................... 125,657
2,400 Pfizer Inc. ................................................ 67,152
103 Regeneron Pharmaceuticals Inc. † ............. 108,256
Shares
Market
Value
925 Solventum Corp. † .................................... $ 48,914
740 The Cigna Group ...................................... 244,622
200 Vertex Pharmaceuticals Inc. † .................... 93,744
890 Zoetis Inc. ................................................ 154,290
1,459,595
Machinery — 6 .7%
307 Caterpillar Inc. .......................................... 102,262
61,150 CNH Industrial NV .................................... 619,449
6,305 Xylem Inc. ................................................ 855,147
1,576,858
Real Estate Investment Trust — 0 .5%
1,005 Prologis Inc. ............................................ 112,871
Retail — 2 .2%
1,985 Lowe's Companies Inc. ............................. 437,613
400 NIKE Inc. , Cl. B ......................................... 30,148
350 Target Corp. ............................................. 51,814
519,575
Semiconductors — 2 .6%
150 ARM Holdings plc , ADR † .......................... 24,543
64 Broadcom Inc. ......................................... 102,754
2,800 Intel Corp. ................................................ 86,716
480 Micron Technology Inc. ............................ 63,134
910 NVIDIA Corp. ........................................... 112,421
360 QUALCOMM Inc. ...................................... 71,705
605 Teradyne Inc. ........................................... 89,716
290 Texas Instruments Inc. ............................. 56,414
607,403
Specialty Chemicals — 0 .5%
345 Air Products and Chemicals Inc. ............... 89,027
350 DuPont de Nemours Inc. .......................... 28,172
117,199
Telecommunications — 0 .4%
435 American Tower Corp. , REIT ..................... 84,555
Transportation — 0 .2%
250 Union Pacific Corp. ................................... 56,565
TOTAL COMMON STOCKS ........................ 22,832,820
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .3%
$ 545,000 U.S. Treasury Bills,
5.287 % to 5.320% †† ,
08/01/24 to 09/19/24 ............................ 541,248
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $ 15,697,237 ) ............................... $ 23,374,068

Gabelli SRI Fund, Inc.
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Shares
Market
Value
SECURITIES SOLD SHORT — (0.0) %
Environmental Services — (0.0) %
20 Veralto Corp. ............................... $ 1,909
TOTAL SECURITIES SOLD SHORT
(Proceeds received $ 1,721 ) (a) .......... $ 1,909
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
(a) At June 30, 2024, these proceeds are being held at Pershing LLC.
ADR American Depositary Receipt
REIT Real Estate Investment Trust